Current liabilities	6 Months Ended
Jun. 30, 2021
Current liabilities
Current liabilities

7. Current liabilities

At June 30, 2021 and December 31, 2020, the other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.